Annual Fund Operating Expenses	Aug. 21, 2026
GraniteShares 2x Long XNDU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.20%	[1]
Expenses (as a percentage of Assets)	1.50%	[2]
Fee Waiver or Reimbursement		[3]
Net Expenses (as a percentage of Assets)	1.50%	[1],[2],[3]
GraniteShares 2x Short XNDU Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.00%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.20%	[4]
Expenses (as a percentage of Assets)	2.20%	[5]
Fee Waiver or Reimbursement		[6]
Net Expenses (as a percentage of Assets)	2.20%	[4],[5],[6]

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 4% for the fiscal year ending June 30, 2027.
[3]	GraniteShares Advisors LLC has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.50%. This agreement is effective until December 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.
[4]	Other Expenses are estimated for the Fund’s initial fiscal year.
[5]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 5% for the fiscal year ending June 30, 2027.
[6]	GraniteShares Advisors LLC has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 3.00%. This agreement is effective until December 31, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. GraniteShares Advisors LLC may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the expense limitation in place at the time of the waiver and/or expense payment and the expense limitation in place at the time of the recoupment.